COMMITMENTS AND CONTINGENCIES (Details) (Screenvision LLC, NCM, LLC, USD $)	0 Months Ended	3 Months Ended
	Mar. 16, 2015	Mar. 31, 2015	Mar. 16, 2015	Dec. 31, 2014	May 05, 2014
Screenvision LLC | NCM, LLC
Commitments and contingencies line items
Total transaction value					$ 375,000,000
Termination fee	26,840,000		26,840,000
Estimated legal and other transaction expense	14,060,000
Transaction expenses		$ 6,100,000
Equity Method Investment, Ownership Percentage	15.05%		15.05%	14.96%